Above market acquired charters	12 Months Ended
Dec. 31, 2015
Above market acquired charters [Abstract]
Above market acquired charters
6. Above market acquired charters
For the years ended December 31, 2015, 2014 and 2013 revenues included a reduction of $14,864, $16,000 and $13,594 as amortization of the above market acquired charters, respectively.

An analysis of above market acquired charters is as follows:

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
Carrying amount as at January 1, 2014	$34,814	$612	$1,363	$1,432	$18,396	$18,528	$18,575	$18,816	$18,846	$131,382
Amortization	(5,357)	(612)	(863)	(796)	(1,668)	(1,670)	(1,693)	(1,672)	(1,669)	(16,000)
Carrying amount as at December 31, 2014	$29,457	$-	$500	$636	$16,728	$16,858	$16,882	$17,144	$17,177	$115,382
Amortization	(5,357)	—	(500)	(636)	(1,668)	(1,669)	(1,692)	(1,673)	(1,669)	(14,864)
Carrying amount as at December 31, 2015	$24,100	$—	$—	$—	$15,060	$15,189	$15,190	$15,471	$15,508	$100,518

As of December 31, 2015 the remaining carrying amount of unamortized above market acquired time charters was $100,518 and will be amortized in future years as follows:

For the twelve month period ended December 31,	M/V Cape Agamemnon	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
2016	$5,372	$1,668	$1,670	$1,697	$1,676	$1,674	$13,757

2017	5,357	1,668	1,670	1,693	1,672	1,669	13,729

2018	5,357	1,668	1,670	1,693	1,672	1,669	13,729

2019	5,357	1,668	1,670	1,693	1,672	1,669	13,729

2020	2,657	1,668	1,670	1,697	1,676	1,674	11,042

Thereafter	—	6,720	6,839	6,717	7,103	7,153	34,532
Total	$24,100	$15,060	$15,189	$15,190	$15,471	$15,508	$100,518